Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUE	$ 43		$ 12	$ 108	$ 498
OPERATING EXPENSES
Research and development expenses	312		289	1,954	741
Selling and marketing expenses	208		249	1,201	639
General and administration expenses	1,588		565	6,133	2,196
Impairment of intangible assets	874	$ 874		874	0
TOTAL OPERATING EXPENSES	2,108		1,103	10,162	3,576
OPERATING LOSS	(2,065)		(1,091)	(10,054)	(3,078)
OTHER INCOME (EXPENSE)
Interest and bank fees	(128)		(2)	(69)	(18)
Unrealized gain (loss) on foreign exchange	3		(28)	11	37
Change in derivative fair value	(9,369)		0	(156)	0
Other income (expense)	(18)		(1)	(190)	457
TOTAL OTHER INCOME (EXPENSE)	(10,865)		(31)	(404)	476
LOSS BEFORE INCOME TAX	(12,930)		(1,122)	(10,458)	(2,602)
Income tax provision	0		0	(2)	(1)
NET LOSS AND COMPREHENSIVE LOSS	$ (12,930)		$ (1,122)	$ (10,460)	$ (2,603)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (1.74)		$ (0.22)	$ (1.6)	$ (0.81)
WEIGHTED AVERAGE NUMBER OF SHARES OF COMMON STOCK OUTSTANDING, BASIC AND DILUTED (in shares)	9,956,933		5,194,665	6,546,769	3,233,270